Additional disclosures - Parent company condensed balance sheets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash equivalents at central banks	€ 135,330	€ 170,914	€ 199,932
Financial assets held for trading	252,318	230,253	176,921
Premises and equipment, net	26,416	31,212	32,926
Other assets	8,719	8,559	8,856
TOTAL ASSETS	1,867,515	1,837,081	1,797,062
LIABILITIES
Other liabilities	15,937	16,344	17,598
TOTAL LIABILITIES	1,754,767	1,729,754	1,692,821
EQUITY
Capital stock	7,345	7,576	8,092	€ 8,397
TOTAL EQUITY	112,748	107,327	104,241	€ 97,585
TOTAL LIABILITIES AND EQUITY	1,867,515	1,837,081	1,797,062
Banco Santander, S.A. | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	144,292	157,665	172,524
Financial assets held for trading	154,939	135,758	102,296
Investment securities	91,217	77,230	63,325
Net loans and leases	323,253	301,937	298,068
Investment in affiliated companies	98,317	100,045	99,326
Premises and equipment, net	5,825	6,219	6,368
Other assets	18,941	15,986	15,435
TOTAL ASSETS	836,784	794,840	757,342
LIABILITIES
Deposits	415,898	393,787	398,374
Short-term debt	129,462	88,263	70,771
Long-term debt	114,756	137,549	129,258
Total debt	244,218	225,812	200,029
Other liabilities	94,325	96,909	84,065
TOTAL LIABILITIES	754,441	716,508	682,468
EQUITY
Capital stock	7,345	7,576	8,092
Retained earnings and other reserves	74,998	70,756	66,782
TOTAL EQUITY	82,343	78,332	74,874
TOTAL LIABILITIES AND EQUITY	836,784	794,840	757,342
Banco Santander, S.A. | Reportable Legal Entities | Bank subsidiaries
ASSETS
Cash equivalents at central banks	11,517	5,952	6,834
Investment securities	13,607	16,191	16,137
Investment in affiliated companies	71,796	74,624	74,016
LIABILITIES
Deposits	8,773	6,645	7,832
Total debt	3,994	100	0
Banco Santander, S.A. | Reportable Legal Entities | Non-bank subsidiaries
ASSETS
Investment securities	1,697	1,005	1,229
Net loans and leases	23,340	21,127	22,435
Investment in affiliated companies	26,521	25,421	25,310
LIABILITIES
Deposits	26,412	19,176	14,610
Total debt	€ 1,363	€ 2,428	€ 1,816